Annual Total Returns- Janus Henderson Global Bond Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Bond Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	6.65%	8.01%	(2.01%)	5.58%	(4.36%)	0.25%	7.26%	(2.37%)	5.90%